Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Units (including the underlying securities) and securities that may be issued upon conversion of the Working Capital Loans are entitled to registration rights pursuant to a registration rights agreement signed upon the effective date of the Initial Public Offering requiring the Company to register a sale of any of the securities held by them, including any other securities of the Company acquired by them prior to the consummation of the Company’s initial business combination. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 4,500,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On April 7, 2021, the underwriters exercised the over-allotment option in part and purchased the Over-Allotment Units, generating gross proceeds of $23,692,510.

The underwriters received a cash underwriting discount of $0.20 per Unit, or $6.5 million in the aggregate, paid upon the closing of the Initial Public Offering and sale of Over-Allotment Units. In addition, the underwriters were entitled to a deferred fee of $0.35 per Unit, or $11.3 million in the aggregate. The deferred fee was to become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial business combination, subject to the terms of the underwriting agreement.

On May 30, 2023, the underwriters waived their entitlement to receive payment of the deferred underwriting commissions of $11,329,238, that was to be paid under the terms of the underwriting agreement, only in the event of closing of a business combination with Airship AI Holdings, Inc.

Non-Redemption Agreements

On March 8, 2023, the Company entered into two non-redemption agreements (collectively, the “Non-Redemption Agreements”) with certain of its existing Public Shareholders (the “Non-Redeeming Shareholders”). Pursuant to the two Non-Redemption Agreements, each of the Non-Redeeming Shareholders agreed to (a) not redeem 1,000,000 Public

Shares held by each party on the date of the Non-Redemption Agreements in connection with the vote to amend the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company has to consummate an initial business combination from March 23, 2023 to September 25, 2023 and (b) vote their Public Shares in favor of the Extension presented by the Company for approval by its shareholders. In connection with the foregoing, the Company agreed to pay to each Non-Redeeming Shareholder $0.033 per Share in cash. The value of the shareholder Non-Redemption Agreements of $396,000 was determined to be an issuance cost in accordance with Staff Accounting Bulletin Topic 5A and as such recorded to accumulated deficit as of the date the agreements were executed. One of the Non-Redeeming Shareholders sold Class A ordinary shares prior to September 25, 2023, resulting in a $20,144 reduction in the shareholder non-redemption agreement liability. As of September 30, 2023, the total outstanding shareholder non-redemption agreement liability is $250,243 which is included in the condensed consolidated balance sheets. There was no outstanding shareholder non-redemption agreement liability as of December 31, 2022.

On September 14, 2023, the Company entered into an amendment to the Non-Redemption Agreement previously entered into on March 8, 2023 with the Non-Redeeming Shareholder holding 1,000,000 Public Shares. Pursuant to the amendment to the Non-Redemption Agreement, the Non-Redeeming Shareholder agreed to (a) not redeem any Public Shares held by it on the date of the Non-Redemption Agreement in connection with the vote to amend the Company’s Amended and Restated Memorandum and Articles of Association to further extend the date by which the Company has to consummate an initial business combination from September 25, 2023 to December 26, 2023 (the “Extended Date”) and to allow the Company, without another shareholder vote, by resolution of the Company’s board of directors, to elect to further extend such date by three months until March 26, 2024 (the “Extension” and such additional extended date, the “Additional Extended Date”) and (b) vote all of its Public Shares in favor of the Extension presented by the Company for approval by its shareholders. In connection with the foregoing, the Company agreed to extend its obligation to pay to the Non-Redeeming Shareholder $0.033 per share in cash per month through the Extended Date and Additional Extended Date, if applicable. The value of the amendment to the shareholder Non-Redemption Agreements was $6,387 as of September 30, 2023 and was determined to be an issuance cost in accordance with Staff Accounting Bulletin Topic 5A and as such recorded to accumulated deficit as of the date the agreements were executed.

On August 1, 2023, the Company entered into a Non-Redemption Agreement with a Non-Redeeming Shareholder holding Class A ordinary shares, pursuant to which the Non-Redeeming Shareholder agreed not to redeem $1 million in aggregate value of Class A ordinary shares held by it on the date of the Non-Redemption Agreement in connection with the Merger Agreement.

Non-Redemption Agreement — Related Party

On August 1, 2023, the Company entered into a non-redemption agreement (“August Non-Redemption Agreement”) with the Sponsor. Pursuant to the August Non-Redemption Agreement, Sponsor agreed to acquire from shareholders of the Company $6 million in aggregate value of the Company’s Class A ordinary shares, either in the open market or through privately negotiated transactions, at a price no higher than the redemption price per share payable to Public Shareholders who exercise redemption rights with respect to their Class A ordinary shares, prior to the closing date of the Business Combination, to waive its redemption rights and hold the Class A ordinary shares through the closing date of the Business Combination, and to abstain from voting and not vote the Class A ordinary shares in favor of or against the Business Combination. As consideration for the August Non-Redemption Agreement, the Company agreed to pay the Sponsor $0.033 per Class A ordinary shares per month, which will begin accruing on the date that is three days after the date of the August Non-Redemption Agreement and terminate on the earlier of the closing date of the Business Combination, the termination of the Merger Agreement, or the Outside Closing Date (as defined in the Merger Agreement). As a result, the Sponsor acquired an aggregate of 570,555 Class A ordinary shares. As of September 30, 2023, the total outstanding shareholder non-redemption agreement liability — related party is $37,657 which is included in the condensed consolidated balance sheets. There was no outstanding shareholder non-redemption agreement liability — related party as of December 31, 2022.

Merger Agreement

On June 27, 2023, the Company (which shall de-register from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation prior to the Closing Date (as defined below)), entered into a merger agreement, by and among the Company, BYTE Merger Sub Inc, (“Merger Sub”), and Airship AI Holdings, Inc., a Washington corporation (“Airship AI”) (as it may be amended and/or restated from time to time, the “Merger Agreement”).

On September 22, 2023, the Company, Airship AI, and Merger Sub entered into an amendment to the Merger Agreement (the “Amendment”). The Amendment amends the Merger Agreement to extend the last date for the Company to consummate the Business Combination (the “Outside Closing Date”) from December 26, 2023 to the latest of (a) September 25, 2023, (b) if the Extension Proposal (as defined in the Merger Agreement) is approved, March 26, 2024 and (C) if one or more extensions to a date following March 26, 2024 with Airship AI Holdings, Inc.’s approval is obtained at the election of the Company, with the Company’s shareholder vote, in accordance with the Company’s Amended and Restated Memorandum and Articles of Association, the last date for the Company to the Business Combination pursuant to such extensions.

Parent Support Agreement

In connection with the execution of the Merger Agreement, Byte entered into a support agreement (the “Parent Support Agreement”) with the Sponsor and Airship AI, pursuant to which the Sponsor agreed to, among other things, vote all of its shares in favor of the various proposals related to the Business Combination and the Merger Agreement and any other matters necessary or reasonably requested by Byte for consummation of the Business Combination. The Sponsor has also agreed (a) to forfeit 1,000,000 Byte Class A ordinary shares owned by the Sponsor on the Closing Date and (b) to contribute up to 2,600,000 Byte Class A ordinary shares owned by the Sponsor to secure the Non-Redemption Agreements and/or the PIPE financing. The Parent Support Agreement also provides that the Sponsor Shares will be subject to a lock-up for a period of 180 days following the Closing.

Company Support Agreement

In connection with the execution of the Merger Agreement, Byte entered into a support agreement (the “Company Support Agreement”) with Airship AI and certain shareholders of Airship AI (the “Company Supporting Shareholders”), pursuant to which the Company Supporting Shareholders agreed to, among other things, (i) vote to adopt and approve, or to execute a written consent with respect to the approval, within five business days following the date of the effectiveness of the registration statement on Form S-4, the Merger Agreement and all other documents and transactions contemplated thereby, (ii) vote against any alternative proposal or alternative transaction or any proposal relating to an alternative proposal or alternative transaction, (iii) vote against any merger agreement or merger, consolidation, or combination sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by the Company (other than the Merger Agreement and the transactions relating to the Business Combination), (iv) vote against any change in the business (to the extent in violation of the Merger Agreement), management or board of directors of the Company (other than in connection with the Business Combination), and (v) vote against any proposal that would impede the Business Combination or that would result in a breach with respect to any obligation or agreement of the Company or the Company Supporting Shareholders under the Merger Agreement or the Company Support Agreement, in each case, subject to the terms and conditions of the Company Support Agreement

Note 6 — Commitments and Contingencies

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Units (including the underlying securities) and securities that may be issued upon conversion of the Working Capital Loans were entitled to registration rights pursuant to a registration rights agreement signed upon the effective date of the Initial Public Offering requiring the Company to register a sale of any of the securities held by them, including any other securities of the Company acquired by them prior to the consummation of the Company’s initial Business Combination. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 4,500,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On April 7, 2021, the underwriter exercised the over-allotment option in part and purchased the Over-Allotment Units, generating gross proceeds of $23,692,510.

The underwriters received a cash underwriting discount of $0.20 per Unit, or $6.5 million in the aggregate, paid upon the closing of the Initial Public Offering and sale of Over-Allotment Units. In addition, the underwriters were entitled to a deferred fee of $0.35 per Unit, or $11.3 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.